Financial Risk Management_Objectives Policies And Processes For Managing Capital(Details) - KRW (₩) ₩ in Millions	Dec. 31, 2018	Dec. 31, 2017
Disclosure Of Objectives Policies And Processes For Managing Capital Abstract [Abstract]
Minimum Common Equity Tier One Ratio	7.125%	6.25%
Minimum Tier One Ratio	8.625%	7.75%
Minimum Total Regulatory Capital Ratio	10.625%	9.75%
Capital Abstract [Abstract]
Equity Capital:	₩ 34,476,172	₩ 32,401,580
Tier One Risk Based Capital Abstract [Abstract]
Tier 1 Capital	32,993,826	31,059,475
Common Equity Tier 1 Capital	32,993,826	31,059,475
Additional Tier 1 Capital	0	0
Tier 2 Capital	1,482,346	1,342,105
Risk-weighted assets:	₩ 236,099,017	₩ 212,777,226
Equity Capital (%):	14.60%	15.23%
Tier 1 Capital (%)	13.97%	14.60%
Common Equity Tier 1 Capital (%)	13.97%	14.60%